UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

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1     Name and address of issuer:
                              Scudder Securities Trust
                              Two International Place
                              Boston, MA 02110-4103

2     The name of each  series or class of  securities  for  which  this Form is filed.  (If  the  Form is  being  filed  for all  series  and  classes  of
      securities of the issuer, check the box but do not list series or classes)                    /___/

                              Scudder Small Company Value Fund
                              Scudder 21st Century Growth Fund


3     Investment Company Act File Number:                              811-2021



      Securities Act File Number:                                      02-36238



4(a). Last day of fiscal year for which this Form is filed:            July 31, 1999



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days
      after the end of the issuer's fiscal year).  (See Instruction A.2)                            /___/




4(c). Check box if this is the last time the issuer will be filing this Form.                       /___/

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5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):           $191,153,301.00



(ii) Aggregate  price of securities  redeemed or  repurchased  during the fiscal year:  $139,165,900.00



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal               $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                    $139,165,900.00

(v)           Net sales - if item 5(i) is greater than item 5(iv)                         $51,987,401.00
              [subtract item 5(iv) from item 5(i)]:


(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:           $0.00


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.000278


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                            $14,452.50

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6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here: .                            0

      If  there is a number  of  shares  or other  units  that  were  registered pursuant to rule 24e-2 remaining  unsold at the end of the fiscal year for which  this  form is filed  that are  available  for use by the  issuer in
      future fiscal years, then state that number here:                                            0

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7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year        $0.00
      (see Instruction D):

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8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $14,452.50


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9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:       10/28/99

      Method of Delivery:                                                                           Wire Transfer

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SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/Caroline Pearson              Date 10/20/99
                           -------------------------             --------
                           Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.